Financial instruments and financial risk management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 7,307	$ 16,393	$ 6,678	$ 10,190
Foreign exchange risk description	The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Canadian Dollar. The following table summarizes the impact of a 10%
Trade and other current receivables [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables
One counter party [member]
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables percentage	45.00%	75.00%